Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE: The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended February 28, 2025, originally filed with the Securities and Exchange Commission on April 25, 2025 (Accession Number 0001193125-25-096329) (the “Original Filing”). This Amendment is filed solely for the purpose of including the semi-annual Report to Stockholders for PGIM Active Aggregate Bond ETF, which was inadvertently omitted from Item 1 of the Original Filing. Except as set forth above, the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing. The remainder of the Reports to Stockholders within Item 1 and Items 2 through 19 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
PGIM ACTIVE AGGREGATE BOND ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Active Aggregate Bond ETF
Class Name	PGIM Active Aggregate Bond ETF
Trading Symbol	PAB
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Active Aggregate Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active Aggregate Bond ETF	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 62,712,835
Holdings Count | Holding	464
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 62,712,835
Number of fund holdings	464
Portfolio turnover rate for the period	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	63.2
AA	5.5
A	10.2
BBB	16.9
BB	0.1
Not Rated	5.0
Cash/Cash Equivalents	(0.9)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.